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                                                  Rule 497(e)
                                                  Registration No. 33-82366
                                                  File No. 811-08690

                         THE DLB DISCIPLINED GROWTH FUND
                      SUPPLEMENT DATED MARCH 9, 1999 TO THE
                         PROSPECTUS DATED APRIL 30, 1999



THE PROSPECTUS IS CHANGED AS FOLLOWS:

The DLB Quantitative Equity Fund was renamed the "DLB Disciplined Growth Fund" effective March 8, 1999. All references in the Prospectus to THE DLB QUANTITATIVE EQUITY FUND or THE DLB QUANTITATIVE EQUITY FUND are replaced with the phrases THE DLB DISCIPLINED GROWTH FUND or THE DISCIPLINED GROWTH FUND, respectively.